Share-based payments - Exercise price range of warrants (Details)	12 Months Ended
	Aug. 31, 2023 shares $ / shares	Aug. 31, 2022 shares	Aug. 31, 2021 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	1,099,541	1,706,418	1,659,121
Exercise Price 2.78 - 3.70
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	454,041
Weighted average grant date fair value	$ 2.48
Weighted average remaining contractual life (years)	2 years 1 month 17 days
Exercisable options | shares	497,869
Exercise Price 2.78 - 3.70 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.78
Exercise Price 2.78 - 3.70 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.70
Exercise Price 5.65 - 5.83
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	580,500
Weighted average grant date fair value	$ 2.94
Weighted average remaining contractual life (years)	4 years 6 months 3 days
Exercisable options | shares	498,300
Exercise Price 5.65 - 5.83 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 5.65
Exercise Price 5.65 - 5.83 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 5.83
Exercise Price 6.09 - 8.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	30,000
Weighted average grant date fair value	$ 6.26
Weighted average remaining contractual life (years)	7 years 9 months 29 days
Exercisable options | shares	25,000
Exercise Price 6.09 - 8.85 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 6.09
Exercise Price 6.09 - 8.85 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	8.85
Exercise Price 16.29
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 16.29
Number of options outstanding | shares	35,000
Weighted average grant date fair value	$ 9.33
Weighted average remaining contractual life (years)	7 years 6 months
Exercisable options | shares	35,000